Disclosure of detailed information about fair value of identifiable assets acquired (Details)	12 Months Ended
Dec. 31, 2017 CAD ($)
Goldrush Resources Ltd. [Member]
Statement [Line Items]
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 1	$ 3,446,574
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 2	1,077,817
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 3	22,745
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 4	361,894
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 5	(27,426)
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 6	4,881,604
Clifton Star Resources Inc. [Member]
Statement [Line Items]
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 1	10,756,645
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 2	284,806
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 3	17,259
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 4	60,153
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 5	4,980,624
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 6	4,416,780
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 7	20,516,267
Pitt Gold Property [Member]
Statement [Line Items]
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 1	2,047,786
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 2	2,047,786
Cameron Gold Project [Member]
Statement [Line Items]
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 1	2,632
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 2	158,231
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 3	25,799,192
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 4	25,960,055
Tamaka Gold Corporation [Member]
Statement [Line Items]
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 1	40,304
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 2	991,453
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 3	77,022
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 4	86,054,930
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 5	(298,956)
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 6	(3,302,000)
Acquisition Disclosure Of Detailed Information About Fair Value Of Identifiable Assets Acquired 7	$ 83,562,753